U.S. GLOBAL INVESTORS FUNDS

Emerging Europe Fund

(the “Fund”)

Institutional Class Shares

SUPPLEMENT DATED APRIL 22, 2015

TO THE FUND’S PROSPECTUS DATED MAY 1, 2014

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND’S PROSPECTUS.

Mr. Ralph Aldis has been added to the portfolio management team that manages the Fund.  Mr. Aldis has served as a portfolio manager at U.S. Global Investors, Inc. since 2001.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

U.S. GLOBAL INVESTORS FUNDS

Emerging Europe Fund

(the “Fund”)

Institutional Class Shares

SUPPLEMENT DATED APRIL 22, 2015

TO THE FUND’S STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MAY 1, 2014

Mr. Ralph Aldis has been added to the portfolio management team that manages the Fund.

The following information replaces the Other Managed Accounts information for Mr. Aldis on page 28 of the SAI:

Other Managed Accounts as of 12/31/2014

	NUMBER		NUMBER OF	TOTAL ASSETS OF
	OF		PERFORMANCE	PERFORMANCE
TYPE OF ACCOUNT	ACCOUNTS	TOTAL ASSETS	FEE ACCOUNTS	FEE ACCOUNTS
Registered investment companies	0	$0	0	$0
Pooled investment vehicles	2	$11,283,598	2	$11,283,598
Other accounts	0	$0	0	$0

The following information is added to the table about Mr. Aldis’ ownership of securities on page 28 of the SAI:

OWNERSHIP OF SECURITIES

DOLLAR RANGE OF EQUITY SECURITIES
NAME OF FUND	IN THE FUND HELD AS OF 12/31/2014
Emerging Europe Fund	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE FUND’S SAI FOR FUTURE REFERENCE.